Trade receivables - Net (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Amount of advances related to allocation of accounts	$ 30,000
Nominal amount of accounts receivables	11,200	$ 23,100
Discounts fees	300	500
Amount of recovered by buyer	$ 0	$ 2,700